CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 293	$ 485
Restricted cash	160	103
Accounts receivable, net	158	110
Amount due from related parties, net	28	85
Assets held for sale - current	1,145	109
Other current assets	197	187
Total current assets	1,981	1,079
Non-current assets
Investment in associated companies	27	24
Drilling units	1,431	1,755
Restricted cash	63	65
Deferred tax assets	10	9
Equipment	11	19
Amount due from related parties, net	0	6
Assets held for sale - non-current	347	976
Other non-current assets	27	45
Total non-current assets	1,916	2,899
Total assets	3,897	3,978
Current liabilities
Debt due within one year	0	5,545
Trade accounts payable	53	41
Amounts due to related parties - current	0	7
Liabilities associated with assets held for sale - current	983	692
Other current liabilities	219	277
Total current liabilities	1,255	6,562
Liabilities subject to compromise	6,117	0
Liabilities subject to compromise associated with assets held for sale	118	0
Non-current liabilities
Long-term debt due to related parties	0	426
Deferred tax liabilities	9	10
Liabilities associated with assets held for sale non current	2	0
Other non-current liabilities	112	120
Total non-current liabilities	123	556
Commitments and contingencies (see Note 30)
EQUITY
Common shares of par value US$0.10 per share 138,880,000 shares authorized and 100,384,435 issued at December 31, 2021 and December 31, 2020	10	10
Additional paid in capital	3,504	3,504
Accumulated other comprehensive loss	(15)	(26)
Retained loss	(7,215)	(6,628)
Total deficit	(3,716)	(3,140)
Total liabilities and equity	$ 3,897	$ 3,978